Segment information - Reconciliation of adjusted EBITDA to profit for the year (Details) - ZAR (R) R in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Disaggregation Of Revenue [Line Items]
Adjusted EBITDA		R 441,866	R 301,613	R 277,215
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Net profit on sale of property, plant and equipment and intangible assets		1,264	0	0
Reversal of impairment		0	791	0
Decrease in restructuring cost provision		741	0	333
Depreciation		(151,945)	(98,508)	(75,037)
Amortization		(63,926)	(44,734)	(47,586)
Impairment		(2,696)	(3,166)	(4,776)
Share-based compensation costs		(10,352)	(3,311)	(5,820)
Equity-settled share-based compensation costs		(9,000)	(2,247)	(7,838)
Cash-settled share-based compensation costs	R (1,400)	(1,352)	(1,064)	2,018
Net loss on sale of property, plant and equipment and intangible assets		0	(262)	(208)
Increase in restructuring cost provision		0	(14,561)	0
Transaction costs arising from investigating strategic alternatives(7)		0	0	(5,037)
Operating profit		214,952	137,862	139,084
Add: Finance (costs)/income — net		(69)	10,391	150,327
Less: Taxation		(33,690)	(26,812)	(106,920)
Profit for the year		181,193	121,441	182,491
Reversal of impairment			791
Asset impairments		9
Product development costs | Africa segment
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Asset impairments		2,300	2,600
Product development costs | CSO segment
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Asset impairments		400	500
Software licenses | Unallocated amounts
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Asset impairments				2,900
In-vehicle devices installed
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Reversal of impairment			791
Asset impairments		0
In-vehicle devices installed | Brazil segment
Add:
Reversal of impairment		R 800	800
Asset impairments			R 800	R 1,900